Acquisition of Businesses (Schedule of Non-Significant Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 7,119	$ 12,250
Franchised Restaurants [Member]
Business Acquisition [Line Items]
Property and equipment		936	$ 583
Identifiable intangible assets		853	518
Goodwill		1,621	2,029
Assumed debt		(206)	0
Gain on bargain purchase of franchised restaurants		0	(71)
Purchase price		3,204	3,059
Restaurants sold in exchange		0	0
Settlement of franchise receivables		(2,113)	(1,436)
Seller financing		0	(798)
Purchase price paid at acquisition date		$ 1,091	$ 825